Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Income taxes	22. Income taxes
Income taxes recognized in the income statements can be detailed as follows:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
Current year	$(351,264)	$(53,462)	$(9,592)
Income tax prior years	13,224	(383)	(2,080)
Current tax expense	(338,040)	(53,845)	(11,672)

Recognition of deferred tax assets	—	724,700	—
Originating and reversal of temporary differences	351,468	77,005	21,115
Deferred tax benefit	351,468	801,705	21,115

Total income tax benefit	$13,428	$747,860	$9,443
The difference between the provision for income taxes and the amount that would result from applying the Dutch statutory tax rate to income before provision for income taxes is as follows:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
(Profit)/Loss before taxes	$(1,278,607)	$(85,180)	$304,496
Income tax (expense)/benefit calculated at the Dutch statutory federal income tax rates	(329,881)	(21,977)	78,560
Effect of intercompany asset deal/transaction	—	—	396
Effect of expenses not deductible in determining taxable	(6,188)	(5,383)	(2,674)
Effect of share-based payment expenses that are not deductible in determining taxable results	(29,673)	(13,151)	(43,040)
Effect of stock issue expenses that are not taxable in determining taxable results	—	—	18,620
Effect of tax credits and incentives1)	291,865	102,823	87,123
Effect of change of (de)recognition of deferred tax assets on tax losses	(2,500)	187,361	(2,282)
Effect of different tax rates in jurisdictions in which the company operates	9,685	4,169	(3,509)
Effect of change of (de)recognition of deferred tax assets	—	535,598	(124,457)
Effect of foreign exchange translation	87,070	(38,307)	—
Other	(6,950)	(3,273)	706
Income tax (expense)/benefit recognized in the consolidated statements of profit or loss	$13,428	$747,860	$9,443
1)This item was renamed from ‘Effect of concessions’ to enhance clarity for financial statement presentation.
Deferred tax assets are recognized to the extent that it is probable that sufficient taxable profits will be available in the look-forward period. In the fourth quarter of 2024, the Company recognized a consolidated tax benefit for previously unrecognized net deferred tax assets amounting to $725 million, based on the weight of available evidence.
The amount of deferred tax assets and liability by type of temporary difference can be detailed as follows:

	As of December 31, 2025
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Innovation income deduction credit	$159,360	$—	$159,360
Net operating loss carryforwards	138,487	—	138,487
Capitalized R&D expenses	445,550	—	445,550
Intangible assets	94,383	—	94,383
Accruals and allowances	122,654	—	122,654
Share-based payments	99,408	—	99,408
Profit in inventory	225,033	—	225,033
Other tax carryforwards	16,206	—	16,206
Property, plant and equipment	4,130	(2,121)	2,009
Non-current fixed assets	—	(8,683)	(8,683)
Other	1,944	(498)	1,446
Netting by taxable entity	(11,302)	11,302	—

Net deferred tax assets	$1,295,853	$—	$1,295,853

	As of December 31, 2024
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Innovation Income deduction	$122,306	$—	$122,306
Net operating loss carryforwards	177,599	—	177,599
Capitalized R&D expenses	312,420	—	312,420
Intangible assets	100,321	—	100,321
Accruals and allowances	25,037	—	25,037
Share-based payments	71,481	—	71,481
Profit in inventory	110,474	—	110,474
Other tax carryforwards	8,874	—	8,874
Property, plant and equipment	3,392	(3,012)	380
Non-current fixed assets	—	(6,289)	(6,289)
Other	2,265	(569)	1,696
Netting by taxable entity	(9,870)	9,870	—

Net deferred tax assets/(liabilities)	$924,299	$—	$924,299

	As of December 31, 2023
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Accruals and allowances	$13,189	$—	$13,189
Share-based payments	23,310	—	23,310
Profit in inventory	52,026	—	52,026
Other tax carryforwards	6,339	—	6,339
Property, plant and equipment	2,136	(1,550)	586
Non-current fixed assets	—	(5,155)	(5,155)
Other	1,760	—	1,760
Netting by taxable entity	(1,549)	1,550	1

Net deferred tax assets/(liabilities)	$97,211	$(5,155)	$92,056
The change in net deferred taxes recorded in the consolidated statements of financial position can be detailed as follows:

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2025	$924,299	$—
Recognized in profit or loss	264,021	—
Recognized in equity	20,780	—
Effects of change in foreign exchange rate	86,753	—
Balance on December 31, 2025	$1,295,853	$—

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2024	$97,211	$(5,155)
Recognized in profit or loss	758,264	5,155
Recognized in equity	30,846	—
Effects of change in foreign exchange rate	37,978	—
Balance on December 31, 2024	$924,299	$—

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2023	$79,222	$(8,406)
Recognized in profit or loss	17,685	3,430
Recognized in equity	381	—
Effects of change in foreign exchange rate	(77)	(179)
Balance on December 31, 2023	$97,211	$(5,155)
The Company also has unrecognized tax losses carried forward in the Netherlands in the amount of $56 million as of
December 31, 2025, compared to $46 million on December 31, 2024 and $33 million on December 31, 2023. These losses carried forward do not have an expiration date based upon the applicable enacted tax legislation in the
Netherlands.
As of December 31, 2025, the Company has $209 million of undistributed earnings attributable to foreign subsidiaries
(compared to $125 million on December 31, 2024 and $128 million on December 31, 2023) for which no provision for deferred tax liabilities have been recognized because the Company has control over the timing of the reversal of the temporary differences and there are no plans of distributions in the foreseeable future.
The Company is subject to the OECD Pillar Two Directive and implementing domestic laws in 2025. The Pillar Two
Rules does not have a material impact on our effective tax rate or the recognition of our deferred tax assets.
The Company continues to apply the exception relating to recognizing and disclosing information about deferred tax assets and liabilities related to legislation that is enacted to implement the OECD Pillar Two model rules.